BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	ASSET BACKED SECURITIES (34.3%)
$15,215,316	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$15,355,248
48,170,000	American Express Credit Account Master Trust 2018-1	10/17/22	2.670	48,220,034
13,215,714	Amur Equipment Finance Receivables V LLC 2018-1A1	12/20/23	3.240	13,319,982
17,245,682	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	17,557,389
17,190,000	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	17,330,485
1,484,626	ARI Fleet Lease Trust 2017-A1	04/15/26	1.910	1,483,693
29,570,000	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	29,647,920
17,952,479	Business Jet Securities LLC 2018-1[1]	02/15/33	4.335	18,286,852
37,218,162	Business Jet Securities LLC 2018-2[1]	06/15/33	4.447	38,159,041
23,636,625	Capital Automotive LLC 2017-1A1	04/15/47	3.870	23,841,186
6,784,075	CarMax Auto Owner Trust 2018-2	08/16/21	2.730	6,791,139
20,690,000	CARS-DB4 LP 2020-1A1	02/15/50	3.190	20,960,658
25,572,783	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	25,795,399
3,856,987	CCG Receivables Trust 2017-1[1]	11/14/23	1.840	3,855,785
4,224,960	CCG Receivables Trust 2018-1[1]	06/16/25	2.500	4,236,834
8,907,261	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	8,912,361
11,417,992	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	11,435,347
19,223,396	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	19,483,727
31,347,677	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	31,909,888
17,847,600	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	17,849,158
14,942,467	CIG Auto Receivables Trust 2019-1A1	08/15/24	3.330	15,055,752
19,334,539	Credit Acceptance Auto Loan Trust 2017-2A1	02/17/26	2.550	19,362,914
18,261,040	Credit Acceptance Auto Loan Trust 2017-3A1	06/15/26	2.650	18,316,442
18,960,000	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	19,142,939
18,459,825	Daimler Trucks Retail Trust 2018-1[1]	07/15/21	2.850	18,503,355
57,920,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD- LIBOR + 0.700%)[1,2]	11/19/25	2.358	57,965,855
14,700,135	Drive Auto Receivables Trust 2019-3 (1-Month USD-LIBOR+ 0.380%)[2]	09/15/22	2.056	14,709,374
21,000,000	Drive Auto Receivables Trust 2019-4	06/15/22	2.320	21,037,722
11,449,252	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	11,446,053
5,273,053	Elm Trust 2016-1A1	06/20/25	4.163	5,296,414
23,340,000	Elm Trust 2018-2A1	10/20/27	4.605	23,583,357
1,095,657	Enterprise Fleet Financing LLC 2017-1[1]	07/20/22	2.130	1,095,888
3,865,049	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	1.970	3,865,760
8,078,780	Enterprise Fleet Financing LLC 2017-3[1]	05/22/23	2.130	8,088,566
12,795,353	Enterprise Fleet Financing LLC 2018-1[1]	10/20/23	2.870	12,865,392
24,750,856	Enterprise Fleet Financing LLC 2019-1[1]	10/20/24	2.980	25,028,971
15,361,461	Exeter Automobile Receivables Trust 2019-3A1	09/15/22	2.590	15,399,885
25,025,902	Exeter Automobile Receivables Trust 2019-4A1	01/17/23	2.180	25,066,376
25,400,000	Exeter Automobile Receivables Trust 2020-1A1	06/15/23	2.050	25,427,224
11,749,970	Finance of America Structured Securities Trust 2018- HB1[1,2,3]	09/25/28	3.375	11,746,536
34,105,000	FNA LLC 2019-1	12/10/31	3.000	34,105,000
44,320,000	Ford Credit Floorplan Master Owner Trust A 2017-2	09/15/22	2.160	44,422,840
1,932,696	Foursight Capital Automobile Receivables Trust 2017-1[1]	04/15/22	2.370	1,934,317
5,412,862	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320	5,427,717
14,923,690	Foursight Capital Automobile Receivables Trust 2019-1[1]	03/15/23	2.580	14,968,544

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$18,000,000	Foursight Capital Automobile Receivables Trust 2020-1[1]	09/15/23	1.970%	$17,999,415
5,805,209	FREED ABS Trust 2018-1[1]	07/18/24	3.610	5,831,649
3,513,905	FREED ABS Trust 2018-2[1]	10/20/25	3.990	3,539,280
23,987,359	FREED ABS Trust 2019-2[1]	11/18/26	2.620	24,074,843
25,000,000	FREED ABS Trust 2020-FP1[1]	03/18/27	2.520	25,045,775
3,433,680	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	3,433,282
1,711,433	GM Financial Consumer Automobile Receivables Trust 2018-2	05/17/21	2.550	1,712,195
32,520,000	GMF Floorplan Owner Revolving Trust 2017-2[1]	07/15/22	2.130	32,549,769
24,690,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	24,922,632
8,187,564	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	8,211,051
36,700,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	3.710	38,062,139
19,930,000	Hertz Vehicle Financing LLC 2018-2A1	06/27/22	3.650	20,393,937
3,326,465	Hyundai Auto Receivables Trust 2018-A	04/15/21	2.550	3,328,233
14,220,000	Lendmark Funding Trust 2018-1A1	12/21/26	3.810	14,478,187
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	28,500,070
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	21,877,553
29,605,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	30,269,073
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,799,700
8,967,673	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR + 1.650%)[1,2]	08/15/28	3.560	8,971,981
20,450,000	MelTel Land Funding LLC 2019-1A1	04/15/49	3.768	21,090,756
5,493,375	Motor, Plc. 2017-1A (1-Month USD-LIBOR + 0.530%)[1,2]	09/25/24	2.191	5,493,705
4,066,031	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.188	4,065,867
19,815,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	20,140,206
22,390,886	Nationstar HECM Loan Trust 2019-2A1,2,3	11/25/29	2.272	22,402,344
12,630,000	Navistar Financial Dealer Note Master Owner Trust II 2019-1 (1-Month USD-LIBOR + 0.640%)[1,2]	05/25/24	2.301	12,670,575
6,771,670	New Mexico Educational Assistance Foundation 2013-1 (1- Month USD-LIBOR + 0.700%)[2]	01/02/25	2.481	6,766,794
8,047,893	Newtek Small Business Loan Trust 2016-1A (1-Month USD- LIBOR + 3.000%)[1,2]	02/25/42	4.661	8,176,148
16,020,000	NextGear Floorplan Master Owner Trust 2017-2A1	10/17/22	2.560	16,104,278
21,040,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	21,739,029
21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210	22,439,974
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	17,232,321
18,319,527	NMEF Funding LLC 2019-A1	08/17/26	2.730	18,352,396
32,330,000	NRZ Advance Receivables Trust 2019-T1[1]	07/15/52	2.590	32,617,882
38,465,000	OnDeck Asset Securitization Trust LLC 2018-1A1	04/18/22	3.500	38,524,382
25,020,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	25,397,624
24,865,000	Oportun Funding X LLC 2018-C1	10/08/24	4.100	25,603,724
44,890,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.150	46,021,201
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	26,707,002
2,323,605	OSCAR US Funding Trust VIII LLC 2018-1A1	04/12/21	2.910	2,324,032
3,615,607	OSCAR US Funding Trust IX LLC 2018-2A1	08/10/21	3.150	3,622,941
18,920,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	19,182,002
32,719,823	OSCAR US Funding Trust X LLC 2019-1A1	04/11/22	3.100	32,859,892
16,861,338	OSCAR US Funding Trust XI LLC 2019-2A1	08/10/22	2.490	16,899,840
3,895,843	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	3,919,693

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD- LIBOR + 1.600%)[1,2]	08/20/27	3.499%	$19,941,882
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD- LIBOR + 1.600%)[1,2]	10/24/27	3.401	14,981,190
45,380,000	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	45,386,630
26,450,000	PFS Financing Corp. 2017-BA1	07/15/22	2.220	26,457,393
34,310,000	PFS Financing Corp. 2017-D1	10/17/22	2.400	34,444,993
21,680,000	PFS Financing Corp. 2018-B1	02/15/23	2.890	21,919,354
18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860	18,568,787
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	27,781,808
17,940,000	Regional Management Issuance Trust 2018-1[1]	07/15/27	3.830	18,037,330
41,500,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.560	42,370,280
27,400,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	27,696,276
9,931,474	RMF Buyout Issuance Trust 2018-1[1,2,3]	11/25/28	3.436	9,934,798
16,002,498	RMF Buyout Issuance Trust 2019-1[1,2,3]	07/25/29	2.475	16,013,316
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	35,170,357
16,325,399	SCF Equipment Leasing LLC 2019-1A1	03/20/23	3.040	16,372,241
26,145,480	SCF Equipment Leasing LLC 2019-2A1	06/20/24	2.220	26,191,472
1,168,183	Securitized Term Auto Receivables Trust 2018-1A1	12/29/20	2.807	1,168,957
12,720,621	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	12,974,330
31,090,000	SPS Servicer Advance Receivables Trust Advance
	Receivables Backed Notes 2019-T1[1]	10/15/51	2.240	31,212,233
51,344,983	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	54,693,251
30,805,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	31,948,830
11,455,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	11,484,289
2,291,742	Tax Ease Funding LLC 2016-1A1	06/15/28	3.131	2,293,446
20,796,026	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	21,071,598
28,960,118	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	29,182,954
11,040,474	THL Credit Wind River CLO, Ltd. 2012-1A (3-Month USD- LIBOR + 0.880%)[1,2]	01/15/26	2.711	11,043,626
32,040,000	THL Credit Wind River CLO, Ltd. 2017-1A (3-Month USD- LIBOR + 1.140%)[1,2]	04/18/29	2.959	32,026,806
2,910,970	TLF National Tax Lien Trust 2017-1A1	12/15/29	3.090	2,922,951
61,740,000	Trafigura Securitisation Finance, Plc. 2017-1A1	12/15/20	2.470	61,760,189
27,390,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	28,006,330
43,156,914	Triton Container Finance IV LLC 2017-2A1	08/20/42	3.620	43,637,902
983,875	Utah State Board of Regents 2011-1 (3-Month USD-LIBOR+ 0.850%)[2]	05/01/29	2.760	984,731
2,950,703	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	2,958,018
19,455,780	Westlake Automobile Receivables Trust 2019-1A1	05/16/22	3.060	19,535,531
40,688,677	Westlake Automobile Receivables Trust 2019-2A (1-Month USD-LIBOR + 0.470%)[1,2]	02/15/23	2.146	40,758,722
27,290,000	Westlake Automobile Receivables Trust 2019-3A1	02/15/23	2.150	27,414,824
64,480,000	World Financial Network Credit Card Master Trust 2017-A	03/15/24	2.120	64,529,766
50,885,000	World Financial Network Credit Card Master Trust 2018-A	12/16/24	3.070	51,577,102
2,053,096	World Omni Auto Receivables Trust 2018-B	07/15/21	2.570	2,053,663
6,263,336	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	6,276,118

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$28,153,991	WRG Debt Funding II LLC 2017-1[1,4]	03/15/26	4.458%	$28,184,946
	Total Asset Backed Securities
	(Cost $2,619,879,726)			2,645,619,911

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.7%)
15,540,000	Aventura Mall Trust 2013-AVM[1,2,3]	12/05/32	3.743	15,634,983
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.468	26,714,942
24,314,692	BX Commercial Mortgage Trust 2018-IND (1-Month USD-LIBOR + 0.750%)[1,2]	11/15/35	2.426	24,314,665
15,510,000	BX Commercial Mortgage Trust 2019-XL (1-Month USD-LIBOR + 0.920%)[1,2]	10/15/36	2.596	15,559,013
30,200,000	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	2.721	30,029,512
19,379,045	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,2]	06/15/35	2.539	19,342,762
39,480,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,2]	02/16/37	2.560	39,480,000
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-MonthUSD-LIBOR + 2.900%)[1,2]	11/15/31	4.576	31,321,349
2,205,524	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	2,197,715
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.417	9,665,911
22,140,806	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)1,2	11/15/36	2.676	22,127,506
10,100,000	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	2.769	10,109,084
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	2.376	32,585,542
10,422,148	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	2.826	10,441,939
24,260,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.080%)[1,2]	07/15/38	2.756	24,267,271
53,364,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	2.799	53,395,944
	Total Commercial Mortgage Backed Securities
	(Cost $367,145,731)
				367,188,138
	CORPORATE BONDS (24.5%)
	AGRICULTURE (0.9%)
23,089,000	Bunge, Ltd. Finance Corp	11/24/20	3.500	23,387,855
44,530,000	Bunge, Ltd. Finance Corp	03/15/24	4.350	47,428,240
				70,816,095
54,780,000	AUTO MANUFACTURERS (0.7%)
	General Motors Financial Co., Inc.	11/06/20	2.450	54,976,536
14,895,000	BANKS (9.0%)
	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	15,743,449
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	20,610,197
25,185,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	25,708,505
54,710,000	Bank of New Zealand[1]	02/20/24	3.500	57,956,008
9,060,000	BNP Paribas S.A. (3-Month USD-LIBOR + 2.235%)[1,2]	01/10/25	4.705	9,918,917
4,975,000	BNZ International Funding, Ltd., London Branch[1]	02/21/20	2.400	4,976,542
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	15,299,413
19,610,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[2]	03/17/23	2.363	19,737,830
17,189,000	Citigroup, Inc.	10/26/20	2.650	17,302,890
17,940,000	Commonwealth Bank of Australia[1]	09/06/21	2.000	18,026,303
23,400,000	DNB Bank ASA[1]	12/02/22	2.150	23,616,989

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	CORPORATE BONDS (continued) BANKS (continued)
$10,635,000	Fifth Third Bancorp	01/25/24	3.650%	$11,314,964
20,035,000	JPMorgan Chase Bank NA (3-Month USD-LIBOR + 0.350%)[2]	04/26/21	3.086	20,095,987
40,945,000	Lloyds Bank, Plc.	08/17/20	2.700	41,157,005
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	36,266,644
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	14,091,478
42,583,000	Santander Holdings USA, Inc.	04/17/20	2.650	42,627,723
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	16,765,491
39,890,000	Skandinaviska Enskilda Banken AB1	11/17/20	2.625	40,125,750
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,477,272
6,979,000	Svenska Handelsbanken AB	10/01/20	2.400	7,012,810
30,395,000	Svenska Handelsbanken AB	11/20/23	3.900	32,783,572
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	25,249,655
21,430,000	Truist Financial Corp.	12/06/23	3.750	22,893,411
30,005,000	US Bank NA	11/16/21	3.450	30,927,041
7,395,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.490%)[2]	07/23/21	3.325	7,449,175
32,195,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.610%)[2]	05/27/22	2.897	32,680,268
22,155,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.650%)[2]	09/09/22	2.082	22,249,194
35,277,000	Westpac Banking Corp.	03/06/20	2.150	35,291,464
12,500,000	Westpac Banking Corp.	05/13/21	2.100	12,564,863
				692,920,810
13,050,000	BEVERAGES (0.2%)
	Anheuser-Busch InBev Worldwide, Inc.	01/23/25	4.150	14,393,429
12,880,000	CHEMICALS (0.2%)
	DuPont de Nemours, Inc.	11/15/20	3.766	13,071,751
6,790,000	COMPUTERS (0.7%)
	Dell International LLC / EMC Corp.[1]	06/15/21	4.420	6,997,074
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,898,189
26,460,000	International Business Machines Corp.	05/13/21	2.800	26,870,586
				52,765,849
	DIVERSIFIED FINANCIAL SERVICES (1.7%)
28,486,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/30/20	4.625	29,033,283
25,580,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	25,504,539
6,425,000	Credit Acceptance Corp.	03/15/23	7.375	6,553,500
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	15,079,350
2,785,000	Credit Acceptance Corp.[1]	03/15/26	6.625	3,000,838
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	50,250,080
				129,421,590
	ELECTRIC (0.6%)
17,000,000	Electricite de France SA1	10/13/20	2.350	17,047,194
7,406,000	Mississippi Power Co. (3-Month USD-LIBOR + 0.650%)[2]	03/27/20	2.597	7,410,053
19,690,000	Nevada Power Co.	04/15/20	2.750	19,723,473
				44,180,720
	HEALTHCARE-SERVICES (0.2%)
6,895,000	Centene Corp.[1]	01/15/25	4.750	7,116,192
9,822,000	MEDNAX, Inc.[1]	12/01/23	5.250	10,018,440
				17,134,632

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	CORPORATE BONDS (continued) INSURANCE (1.5%)
$24,310,000	Athene Global Funding[1]	01/25/22	4.000%	$25,281,129
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,878,664
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	32,008,812
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	33,226,663
16,740,000	Vitality Re VIII, Ltd. (Underlying Investment Yield +1.750%)[1,2]	01/08/21	3.296	16,723,260
				120,118,528
	INTERNET (0.8%)
62,622,000	Expedia Group, Inc.	08/15/20	5.950	63,953,243
1,845,000	INVESTMENT COMPANIES (3.4%)
	Ares Capital Corp.	01/19/22	3.625	1,889,400
13,290,000	Ares Capital Corp.	06/10/24	4.200	14,050,813
30,685,000	BlackRock TCP Capital Corp.	08/23/24	3.900	32,078,287
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	36,080,921
18,375,000	Business Development Corp. of America[1]	12/15/24	4.850	18,720,412
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	33,567,053
24,150,000	FS KKR Capital Corp.	02/01/25	4.125	24,937,215
27,455,000	Main Street Capital Corp.	05/01/24	5.200	29,888,570
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	33,552,717
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	10,321,298
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	27,768,508
				262,855,194

	MACHINERY-CONSTRUCTION & MINING (0.5%)
35,330,000	Caterpillar Financial Services Corp.	03/15/21	2.900	35,822,937
	MACHINERY-DIVERSIFIED (0.4%)
17,865,000	John Deere Capital Corp.	01/10/22	3.200	18,416,887
16,035,000	John Deere Capital Corp.	06/13/22	1.950	16,184,382
				34,601,269
	OIL & GAS (0.1%)
6,304,000	Pioneer Natural Resource Co.	01/15/21	3.450	6,385,996
	PHARMACEUTICALS (1.2%)
17,238,000	AbbVie, Inc.	05/14/20	2.500	17,259,110
26,260,000	AbbVie, Inc.[1]	11/21/22	2.300	26,520,748
15,895,000	Allergan Funding SCS	03/15/22	3.450	16,362,194
30,540,000	Allergan Sales LLC[1]	12/15/21	5.000	32,012,215
				92,154,267
	PIPELINES (1.0%)
57,826,000	Energy Transfer Operating LP	10/01/20	4.150	58,450,583
18,085,000	MPLX LP (3-Month USD-LIBOR + 0.900%)[2]	09/09/21	2.785	18,151,422
2,458,000	NOVA Gas Transmission, Ltd.	04/01/23	7.875	2,853,924
				79,455,929
	RETAIL (0.1%)
5,565,000	Walmart, Inc.	06/26/23	3.400	5,898,482
	SEMICONDUCTORS (0.3%)
19,768,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd.	01/15/21	2.200	19,819,316
63,805,000	TELECOMMUNICATIONS (1.0%)
	BellSouth LLC[1]	04/26/21	4.266	64,125,939

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	CORPORATE BONDS (continued)
	TELECOMMUNICATIONS (continued)
$12,336,188	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360%	$12,436,419
				76,562,358
	Total Corporate Bonds
	(Cost $1,839,641,674)			1,887,308,931

	LOAN PARTICIPATIONS AND ASSIGNMENTS (8.3%)
12,142,343	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	6.145	12,005,742
11,911,047	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	3.408	11,952,497
8,148,208	BCP Renaissance Parent LLC (3-Month USD-LIBOR +3.500%)[2]	10/31/24	5.445	7,363,943
31,000,000	Broadcom, Inc. Term A3 (1-Month USD-LIBOR + 1.125%)[2]	11/04/22	2.860	30,780,520
28,465,000	Broadcom, Inc. Term A5 (1-Month USD-LIBOR + 1.250%)[2]	11/04/24	2.984	28,215,931
14,265,000	Buckeye Partners LP (1-Month USD-LIBOR + 2.750%)[2]	11/01/26	4.531	14,377,979
28,540,000	CenturyLink, Inc. Term A (3-Month USD-LIBOR + 2.000%)[2]	01/31/25	3.751	28,551,987
24,440,668	Charter Communications Operating LLC (CCO Safari LLC)Term A2 (1-Month USD-LIBOR + 1.500%)[2]	03/31/23	3.150	24,318,465
29,545,455	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/28/24	3.395	29,737,500
26,831,250	DaVita, Inc. Term A (DaVita HealthCare Partners Inc.)(1-Month USD-LIBOR + 1.500%)[2]	08/12/24	3.145	26,685,825
24,925,827	Dell International LLC Term B1 (1-Month USD-LIBOR +2.000%)[2]	09/19/25	3.650	25,012,569
24,391,030	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	3.695	24,452,008
40,139,568	Eastern Power LLC (TPF II LC, LLC) (1-Month USD-LIBOR +3.750%)[2]	10/02/25	5.395	39,948,905
14,519,231	EnLink Midstream Partners, LP (1-Month USD-LIBOR +1.500%)[2]	12/10/21	3.184	14,374,038
33,893,683	Frontera Generation Holdings LLC (1-Month USD-LIBOR +4.250%)[2]	05/02/25	5.920	28,979,099
2,796,643	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[2]	03/13/25	3.395	2,809,759
12,879,101	HCA, Inc. Term B13 (1-Month USD-LIBOR + 1.750%)[2]	03/18/26	3.395	12,938,860
4,962,998	Kestrel Acquisition, LLC Term B (1-Month USD-LIBOR + 4.250%)[2]	06/02/25	5.900	4,367,438
20,000,000	Marvell Technology Group Ltd. Term A (1-Month USD-LIBOR+ 1.375%)[2].	06/04/21	3.115	19,900,000
39,505,840	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	5.159	39,258,928
26,119,538	Panther BF Aggregator 2 LP (1-Month USD-LIBOR +3.500%)[2]	04/30/26	5.160	26,269,725
18,635,827	RPI Finance Trust Term A4 (1-Month USD-LIBOR +1.500%)[2]	05/04/22	3.145	18,628,000
44,949,929	RPI Finance Trust Term B6 (1-Month USD-LIBOR +2.000%)[2]	03/27/23	3.645	44,949,929
24,304,906	Sprint Communications, Inc. (1-Month USD-LIBOR +2.500%)[2]	02/02/24	4.188	23,758,046
8,908,753	Sprint Communications, Inc. (1-Month USD-LIBOR +3.000%)[2]	02/02/24	4.688	8,780,734

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$5,411,607	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	3.395%	$5,410,470
2,862,359	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD- LIBOR + 1.750%)[2]	04/16/25	3.395	2,861,758
8,434,615	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD- LIBOR + 1.750%)[2]	04/16/25	3.395	8,426,012
17,895,075	UGI Energy Services, LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	5.395	17,917,444
4,836,272	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	3.400	4,851,119
22,804,155	Western Digital Corp. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/29/23	3.395	22,794,577
32,595,400	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD- LIBOR + 1.750%)[2]	05/30/25	3.395	32,781,520
	Total Loan Participations and Assignments (Cost $649,546,996)			643,461,327

	MUNICIPAL BONDS (1.1%)
14,525,000	New Jersey Economic Development Authority, Revenue	06/15/21	5.000	15,265,194
10,100,000	Bonds New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	1.947	10,209,989
4,661,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	4,697,589
51,945,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	1.940	51,699,300
	Total Municipal Bonds
	(Cost $80,831,446)			81,872,072

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.6%)
34,582,759	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	34,954,274
22,112,006	Pepper Residential Securities Trust No. 23A (1-Month USD- LIBOR + 0.950%)[1,2]	08/18/60	2.604	22,107,518
13,117,860	Pepper Residential Securities Trust No. 24A (1-Month USD- LIBOR + 0.900%)[1,2]	11/18/60	2.554	13,124,247
33,349,168	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,2]	02/10/51	2.627	33,370,505
22,163,725	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	22,062,636
	Total Residential Mortgage Backed Securities (Cost $125,146,770)			125,619,180

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.1%)
70,000,000	Federal Home Loan Bank Discount Notes[5]	02/03/20	0.000	70,000,000
75,465	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.753%)[2]	04/01/36	4.769	79,271
14,846	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	3.740	15,382

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date .	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$18,583	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold
	Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	4.787%	$19,564
18,706	Federal Home Loan Mortgage Corp. (FHLMC) Non GoldGuaranteed (1-Year USD-LIBOR + 1.978%)[2]	02/01/37	5.102	19,628
5,698,309	Federal National Mortgage Association (FNMA)	07/01/35	5.000	6,320,142
375,119	Federal National Mortgage Association (FNMA)	11/01/35	5.500	425,138
37,757	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.976%)[2]	07/01/36	4.613	40,142
87,736	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.712%)[2]	09/01/36	4.241	92,275
29,610	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.754%)[2]	01/01/37	3.795	30,886
325,112	Federal National Mortgage Association (FNMA)	08/01/37	5.500	366,931
3,874,275	Federal National Mortgage Association (FNMA)	08/01/37	5.500	4,370,935
1,719,315	Federal National Mortgage Association (FNMA)	06/01/40	6.500	1,958,210
10,201	Government National Mortgage Association (GNMA) (1-YearCMT Index + 1.500%)[2]	. 08/20/29	3.250	10,600
	Total U.S. Government Agency Obligations (Cost $82,992,663)			83,749,104

	U.S. TREASURY BILLS (24.8%)
173,000,000	U.S. Treasury Bill[5]	02/06/20	0.000	172,973,179
184,100,000	U.S. Treasury Bill[5,6]	02/13/20	0.000	184,021,726
166,000,000	U.S. Treasury Bill[5]	02/20/20	0.000	165,862,532
212,000,000	U.S. Treasury Bill[5]	03/12/20	0.000	211,624,972
205,000,000	U.S. Treasury Bill[5,6]	03/19/20	0.000	204,603,025
215,000,000	U.S. Treasury Bill[5]	04/02/20	0.000	214,467,935
142,000,000	U.S. Treasury Bill[5]	04/23/20	0.000	141,518,200
190,000,000	U.S. Treasury Bill[5]	05/07/20	0.000	189,238,469
150,000,000	U.S. Treasury Bill[5]	06/11/20	0.000	149,189,629
210,000,000	U.S. Treasury Bill[5]	07/02/20	0.000	208,686,406
75,000,000	U.S. Treasury Bill[5]	07/16/20	0.000	74,489,635
	Total U.S. Treasury Bills
	(Cost $1,916,671,629)			1,916,675,708

TOTAL INVESTMENTS (Cost $7,681,856,635)[7]	100.4%	$7,751,494,371
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)%	(32,108,205)
NET ASSETS	100.0%	$7,719,386,166

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2020 was $3,455,270,052 or 44.8% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2020 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $7,681,856,635, the aggregate gross unrealized appreciation is $77,898,507 and the aggregate gross unrealized depreciation is $11,284,701, resulting in net unrealized appreciation of $66,613,806.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Abbreviations:
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
MTN	−	Medium Term Note.
SOFR	−	Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2020:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Buy:
U.S. Treasury 2-Year Notes	510	March 2020	$110,286,641	$110,343,282	$56,641
Contracts to Sell:
U.S. Treasury 5-Year Notes	2,100	March 2020	$250,015,509	$252,672,657	$(2,657,148)
U.S. Treasury 10-Year Notes	200	March 2020	25,907,827	26,331,250	(423,423)
					$(3,080,571)
Net Unrealized (Loss) on Open Futures Contracts					$(3,023,930)

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-

U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2020
Asset Backed Securities	$-	2,585,486,135	$60,133,776	$2,645,619,911
Commercial Mortgage Backed Securities	-	367,188,138	-	367,188,138
Corporate Bonds	-	1,887,308,931	-	1,887,308,931
Loan Participations and Assignments	-	643,461,327	-	643,461,327
Municipal Bonds	-	81,872,072	-	81,872,072
Residential Mortgage Backed Securities	-	125,619,180	-	125,619,180
U.S. Government Agency Obligations	-	83,749,104	-	83,749,104
U.S. Treasury Bills	-	1,916,675,708	-	1,916,675,708
Total Investments, at value	$-	$7,691,360,595	$60,133,776	$7,751,494,371
Other Financial Instruments, at value	-		-
Financial Futures Contracts	$(3,023,930)	$-	$-	$(3,023,930)
Other Financial Instruments, at value	$(3,023,930)	$-	$-	$(3,023,930)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2020:

Asset Backed
Securities
Balance as of October 31, 2019	$61,293,512
Purchases	-
Sales / Paydowns	(1,066,922)
Realized gains (losses)	-
Change in unrealized appreciation (depreciation)	(112,104)
Amortization	19,290
Transfers from Level 3	-
Transfers to Level 3	-
Balance as of January 31, 2020	$60,133,776

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.